Debt - Narrative (Details)						3 Months Ended	12 Months Ended
	Aug. 03, 2020	Jul. 07, 2020 USD ($)	Jun. 25, 2020 USD ($) day $ / shares shares	May 06, 2020 USD ($)	Sep. 28, 2018 USD ($)	Mar. 31, 2021 day	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Over-allotment option, term			13 days
Net cash proceeds from debt							$ 245,800,000	$ 0	$ 0
Capitalized interest costs							12,000,000.0	5,700,000	200,000
Loss on debt extinguishment							$ 100,000	$ 0	$ 0
Convertible Debt
Debt Instrument [Line Items]
Debt interest rate							4.125%
Convertible Senior Notes Due 2025 | Convertible Debt
Debt Instrument [Line Items]
Debt interest rate							4.125%
Aggregate principal amount of debt			$ 225,000,000
Conversion ratio (in shares) | shares			0.1144885
Initial conversion price per share (in dollars per share) | $ / shares			$ 8.73
Percentage of conversion price			130.00%
Trading days | day			20
Consecutive trading days | day			30
Redemption price, percentage of principal amount			100.00%
Business day period | day			5
Consecutive trading day period | day			5
Trading price as percentage of closing price of common stock			98.00%
Amortization of discount and transaction costs							$ 700,000
Capitalized interest costs							400,000
Debt discount, excluding amortization							5,200,000
Convertible Senior Notes Due 2025 | Convertible Debt | Subsequent Event
Debt Instrument [Line Items]
Percentage of conversion price						130.00%
Trading days | day						20
Consecutive trading days | day						30
Convertible Senior Notes, Over-Allotment | Convertible Debt
Debt Instrument [Line Items]
Aggregate principal amount of debt		$ 20,750,000	$ 33,750,000
Net cash proceeds from debt		238,200,000
Debt issuance costs		$ 7,600,000
Debt instrument term		5 years
First Amendment
Debt Instrument [Line Items]
Debt issuance costs				$ 900,000			$ 2,400,000
Maximum unsecured indebtedness				$ 350,000,000
Increase on applicable margin				0.25%
Loss on debt extinguishment				$ 100,000
Revolving Credit Facility | Citibank, N.A.
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 400,000,000
Maximum increase in revolving credit commitments					600,000,000
Revolving Credit Facility | Citibank, N.A. | First Amendment
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 325,000,000
Net leverage ratio	3.5			6.0			3.5
Minimum interest coverage ratio							3.5
Revolving Credit Facility | Citibank, N.A. | Second Amendment | Fiscal Quarter Ending September 30, 2020
Debt Instrument [Line Items]
Net leverage ratio				6.0
Revolving Credit Facility | Citibank, N.A. | Second Amendment | Fiscal Quarter Ending December 31, 2020
Debt Instrument [Line Items]
Net leverage ratio				6.0
Letter of Credit | Citibank, N.A.
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 50,000,000
Base Rate | Revolving Credit Facility | Citibank, N.A.
Debt Instrument [Line Items]
Basis spread on variable rate					0.50%
Eurodollar | Revolving Credit Facility | Citibank, N.A.
Debt Instrument [Line Items]
Basis spread on variable rate					1.00%